Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses And Other Liabilities
10.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other current liabilities
	As of December 31,
	2019	2020
	RMB	RMB	US$
Payable to online advertising platforms as agency	636,745	744,314	114,071
Accrued operating expenses	196,459	203,820	31,237
Salary and welfare payable	165,207	104,716	16,048
Advance received in advertising agency services	113,988	73,034	11,193
Accrued advertising, marketing and promotional expenses	105,695	48,027	7,360
Deferred revenue	93,821	108,376	16,611
Operating lease liabilities current portion	58,503	6,876	1,053
Other taxes payable	30,890	23,468	3,597
Accrued bandwidth and cloud service costs	6,581	1,853	284
Others	96,839	75,558	11,580

Total	1,504,728	1,390,042	213,034

Other non-current liabilities
	As of December 31,
	2019	2020
	RMB	RMB	US$
Uncertain tax position	61,388	174,113	26,683
Operating lease liabilities non-current portion	121,601	11,957	1,833
Others	6,242	6,202	951

Total	189,231	192,272	29,467